Fair Value of Assets and Liabilities (Balances of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		$ 1,719,488	$ 1,935,598
Market risk benefit assets	[1]	558,624	940,706
Fixed maturities, trading		23,782	36,456
Equity securities		4,358	5,937
Other invested assets		129,528	124,327
Receivables from parent and affiliates		19,348	21,438
Separate account assets		13,926,958	17,922,367
TOTAL ASSETS		20,596,445	25,036,946
Market risk benefits liabilities	[1]	558,624	940,706
Payables to parent and affiliates		7,546	2,432
Total liabilities		19,569,790	24,127,595
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,719,488	1,935,598
Market risk benefit assets		558,624	940,706
Fixed maturities, trading		23,782	36,456
Equity securities		4,358	5,937
Short-term Investments		3,000	9,997
Cash equivalents		245,302	128,719
Other invested assets		0	7,187
Receivables from parent and affiliates		688	788
Subtotal excluding separate account assets		2,555,242	3,065,388
Separate account assets		12,014,623	15,731,959
TOTAL ASSETS		14,569,865	18,797,347
Market risk benefits liabilities		558,624	940,706
Policyholders' account balances		108,144	153,127
Payables to parent and affiliates		4,033	0
Total liabilities		670,801	1,093,833
Assets Netting		(17,796)	(21,498)
Liabilities Netting		(17,796)	(21,498)
Netting		0	0
Fair Value, Measurements, Recurring | Other invested assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Netting		(17,796)	(21,498)
Fair Value, Measurements, Recurring | Payables to parent and affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities Netting		(17,796)	(21,498)
Fair Value, Measurements, Recurring | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		61,136	13,505
Fair Value, Measurements, Recurring | Obligations of U.S. states and their political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		159,215	179,010
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		71,963	100,791
Fair Value, Measurements, Recurring | U.S. corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		883,405	1,022,585
Fair Value, Measurements, Recurring | U.S. corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		172,441	201,675
Fair Value, Measurements, Recurring | Foreign corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		112,962	113,183
Fair Value, Measurements, Recurring | Foreign corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		112,035	143,358
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		18,374	17,277
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		115,891	141,355
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		12,066	2,859
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Market risk benefit assets		0	0
Fixed maturities, trading		0	0
Equity securities		0	0
Short-term Investments		0	9,997
Cash equivalents		0	0
Other invested assets		0	0
Receivables from parent and affiliates		0	0
Subtotal excluding separate account assets		0	9,997
Separate account assets		0	0
TOTAL ASSETS		0	9,997
Market risk benefits liabilities		0	0
Policyholders' account balances		0	0
Payables to parent and affiliates		0	0
Total liabilities		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. states and their political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,694,984	1,884,005
Market risk benefit assets		0	0
Fixed maturities, trading		23,782	36,456
Equity securities		67	125
Short-term Investments		3,000	0
Cash equivalents		245,302	128,719
Other invested assets		17,796	28,685
Receivables from parent and affiliates		688	788
Subtotal excluding separate account assets		1,985,619	2,078,778
Separate account assets		12,014,623	15,731,959
TOTAL ASSETS		14,000,242	17,810,737
Market risk benefits liabilities		0	0
Policyholders' account balances		0	0
Payables to parent and affiliates		21,829	21,498
Total liabilities		21,829	21,498
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		61,136	13,505
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. states and their political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		159,215	179,010
Fair Value, Measurements, Recurring | Level 2 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		71,963	100,791
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		883,405	1,022,585
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		168,638	199,070
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		112,962	113,183
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		112,035	121,644
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		18,374	17,277
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		95,190	114,081
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		12,066	2,859
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		24,504	51,593
Market risk benefit assets		558,624	940,706
Fixed maturities, trading		0	0
Equity securities		4,291	5,812
Short-term Investments		0	0
Cash equivalents		0	0
Other invested assets		0	0
Receivables from parent and affiliates		0	0
Subtotal excluding separate account assets		587,419	998,111
Separate account assets		0	0
TOTAL ASSETS		587,419	998,111
Market risk benefits liabilities		558,624	940,706
Policyholders' account balances		108,144	153,127
Payables to parent and affiliates		0	0
Total liabilities		666,768	1,093,833
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. states and their political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		3,803	2,605
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate public securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate private securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	21,714
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		20,701	27,274
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Other invested assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		2,400	2,800
Separate Account Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		$ 1,912,000	$ 2,190,000

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.